DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments

	Gain recognized in Statements of Comprehensive income		Gain (loss) recognized in consolidated statements of operations
	Six months ended June 30,	Statement of	Six months ended June 30,
	2017	Operations item	2016	2017

Derivatives designated as hedging instruments:
forward contract	$1,424	Operating expenses	$(77)	$(156)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(409)	(1,374)

Total	$1,424		$(486)	$(1,530)

		December 31,	June 30,
	Balance sheet	2016	2017

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$21	$1,424
	"Other account payables and accrued expenses"	$(277)	$-
	"Other comprehensive income (loss)"	$(256)	$1,424

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$176	$124
	"Other account payables and accrued expenses"	$(79)	$(67)